MATERIAL ACCOUNTING POLICIES, JUDGMENTS AND ESTIMATES (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure Of Basis Of Preparation [Abstract]
Basis of consolidation [Policy Text Block]

(a) Basis of consolidation

These consolidated financial statements comprise the financial results of the Company and its subsidiaries. Details regarding the Company and its principal subsidiaries as at December 31, 2025 are as follows:

	Location	Ownership interest at December 31, 2025
Gibraltar Mines Ltd.	Canada(1)	100.0%
Cariboo Copper Corp	Canada(1)	100.0%
Curis Holdings (Canada) Ltd.	Canada(2)	100.0%
Florence Holdings Inc.	United States(2)	100.0%
Florence Copper Holdings Inc.	United States(2)	100.0%
FC-ISR Holdings Inc.	United States(2)	100.0%
Florence Copper LLC	United States(2)	100.0%
Aley Corporation	Canada(1)	100.0%
Yellowhead Mining Inc.	Canada(1)	100.0%
1280860 BC Ltd.	Canada(1)	77.5%

(1) Functional currency is the Canadian dollar ("Cdn$" or "$") - disclosed in thousands of Canadian dollars, unless stated otherwise.

(2) Functional currency is the U.S. dollar ("US$") - disclosed in thousands of U.S. dollars, unless stated otherwise.

The financial statements consist of the consolidation of the financial statements of the Company and its subsidiaries. Subsidiaries are entities over which the Company has control, including the power to govern the financial and operating policies in order to obtain benefits from their activities. Certain comparative figures have been reclassified to conform with the financial presentation in the current year.

Translation of foreign currencies [Policy Text Block]

(b) Translation of foreign currencies

The functional currency of each entity within the Company is the currency of the primary economic environment in which it operates. The Company's presentation currency is Canadian dollars.

Transactions denominated in currencies other than the functional currency are recorded using the exchange rates prevailing on the dates of the transactions. At each balance sheet date, monetary items denominated in foreign currencies are translated at the rates prevailing on the balance sheet date. Non-monetary items that are measured at historical cost in a foreign currency are translated using the exchange rate at the date of the transaction. Non-monetary items measured at fair value in a foreign currency are translated at the rates prevailing on the date when the fair value was determined.

Exchange differences arising on the settlement of monetary items, and on the translation of monetary items, are recognized in profit or loss in the period in which they arise.

For the purpose of presenting the consolidated financial statements, the assets and liabilities of the Company's U.S. operations are translated into Canadian dollars, which is the presentation currency of the group, at the rate of exchange prevailing at the end of the reporting period. Income and expenses are translated at the average exchange rates for the period where these approximate the rates on the dates of transactions. Exchange differences arising on translation are recognized in other comprehensive income and presented in accumulated other comprehensive income ("AOCI").

Revenue recognition [Policy Text Block]

(c) Revenue recognition

Revenue is recognized when a customer obtains control of the goods or services, and the Company has satisfied its performance obligations. Cash received in advance of the transfer of control is recorded as deferred revenue on product sales. For copper concentrate, control is generally transferred upon shipment of the product, as the product is placed over the ship's rails or, under certain circumstances, upon delivery to the concentrate shed at the shipping port. For copper cathode and molybdenum concentrate, control is generally transferred upon collection by the customer of the product at the mine gate. Under the terms of the Company's sales contracts, the final sales amount is based on final assay results which are agreed upon in a period subsequent to the date of sale, and market prices at the time of sale or a period subsequent to the date of sale. Revenues are recorded when the customer obtains control of the product, based on an estimate of metal contained using initial assay results and forward market prices for the expected date that final sales prices will be fixed. The period between provisional pricing and final settlement (the "quotational period") can be up to four months. This settlement receivable is recorded at fair value each reporting period by reference to forward market prices until the date of final pricing, with changes in fair value recorded as an adjustment to revenue. Collection of provisional sales proceeds, between 95% to 100% of the provisional invoice value, generally occurs within a week of the transfer of control - with the settlement of the final invoice amounts at the end of the quotational period.

Cash [Policy Text Block]	(d) Cash Cash consists solely of cash on hand and demand deposits. Cash excludes amounts subject to restrictions.
Financial instruments [Policy Text Block]

(e) Financial instruments

Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. Subsequent measurement depends on the classification of the instrument under IFRS 9, Financial Instruments.

Financial assets are classified and measured at amortized cost, fair value through other comprehensive income ("FVOCI"), or fair value through profit or loss ("FVPL"), based on the Company's business model for managing the assets and the contractual cash flow characteristics of the instrument.

A financial asset is measured at amortized cost when it is held to collect contractual cash flows that represent solely payments of principal and interest. These assets are subsequently measured using the effective interest method and are subject to impairment. Interest income, foreign exchange gains and losses, impairment losses, and gains or losses on derecognition are recognized in profit or loss.

Equity investments not held for trading may, on initial recognition, be irrevocably designated as FVOCI on an investment-by-investment basis. These investments are subsequently measured at fair value, with changes in fair value recognized in other comprehensive income ("OCI") and not reclassified to profit or loss. Dividends are recognized in profit or loss unless they represent a recovery of part of the investment cost.

All other financial assets, including derivatives, are measured at FVPL, with changes in fair value recognized in profit or loss. The Company may also designate a financial asset as FVPL on initial recognition if doing so eliminates or significantly reduces an accounting mismatch.

Financial assets at amortized cost

Financial assets at amortized cost are recorded using the effective interest method, except for short-term receivables where the recognition of interest would be immaterial. Accounts receivable, excluding settlement receivables, are assessed for evidence of impairment at each reporting date, with any impairment recognized in profit or loss for the period. Financial assets in this category include cash and accounts receivable.

Financial assets at FVOCI and FVPL

Marketable equity securities are designated as FVOCI and recorded at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss. Settlement receivables are measured at FVPL.

Financial liabilities

Financial liabilities are initially recorded at fair value, net of transaction costs, and are subsequently measured at amortized cost using the effective interest method or FVPL. The Company has accounted for accounts payable, accrued liabilities, long-term debt, and the Florence royalty obligation at amortized cost.

In addition, certain financial liabilities are measured at FVPL when designated upon initial recognition or held for trading purposes, with changes in fair value recognized in the income statement. The contingent performance payments under the Cariboo consideration payables, the Florence Copper Stream, and settlement receivables are measured at FVPL.

Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value, based on the reliability of the inputs used to estimate the fair values.

Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and

Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

Exploration and evaluation costs [Policy Text Block]

(f) Exploration and evaluation costs

Exploration and evaluation expenditures relate to the initial search for a mineral deposit and the subsequent evaluation to determine the economic potential of the mineral deposit. The exploration and evaluation stage commences when the Company obtains the legal right or license to begin exploration. Exploration and evaluation expenditures are recognized in profit or loss in the period in which they are incurred.

Inventories [Policy Text Block]

(g) Inventories

Inventories are measured at the lower of cost and net realizable value ("NRV"). Cost is determined using the weighted average method and includes direct labour, materials, non-capitalized production stripping costs, depreciation and amortization of mineral properties, plant and equipment used in the production process, freight, and directly attributable overhead costs incurred in bringing inventories to their present location and condition.

Production inventories include copper concentrate, molybdenum concentrate, copper cathode, sulphide ore stockpiles and oxide ore. Finished goods inventories, including copper cathode and concentrates, are valued at weighted average production cost. Sulphide ore stockpiles are measured based on the weighted average cost of mining the ore, including applicable production stripping costs and depreciation of mining assets.

Oxide ore stockpiles and oxide ore placed on leach pads represent material that has been mined and is in various stages of the production process but is not yet in saleable form. The cost of oxide ore on leach pads includes mining and leaching costs incurred to date and is removed from inventory based on the weighted average cost per estimated recoverable pound of copper as metal is produced. Oxide ore is recorded at cost, with no waste removal costs allocated to the ore.

The quantity of recoverable metal contained in ore stockpiles, leach pads and concentrates is estimated based on surveyed volumes, grades determined through sampling and assay data and expected recovery rates. These estimates are subject to measurement uncertainty and are refined as additional information becomes available.

Materials and supplies inventories consist of consumables, spare parts and maintenance supplies used in the production process and are valued at the lower of average cost and NRV, less allowances for obsolescence where appropriate.

NRV is determined with reference to relevant market prices, less applicable selling costs and estimated costs of completion necessary to bring inventories into saleable form.

Where the carrying value of inventories exceeds NRV, a write-down is recognized in profit or loss and is reversed in a subsequent period if the circumstances that previously caused the write-down no longer exist, limited to the amount of the original write-down.

Inventories are classified as current or non-current based on the expected timing of recovery and sale. Oxide ore on leach pads and oxide ore stockpiles not expected to be processed within twelve months from the reporting date are classified as non-current.

Property, plant and equipment [Policy Text Block]

(h) Property, plant and equipment

Land, buildings, plant and equipment

Land, buildings, plant and equipment are recorded at cost, including all expenditures incurred to prepare an asset for its intended use.

Repairs and maintenance costs are expensed as incurred, except when these repairs significantly extend the life of an asset or result in an operating improvement. In these instances, the portion of these costs relating to the betterment is capitalized as part of plant and equipment.

Depreciation is recorded on the cost of the asset less its residual value. Where an item of plant and equipment is comprised of major components with different useful lives, the components are accounted for as separate items and depreciated separately. Depreciation commences when an asset is available for use. Estimates of remaining useful lives and residual values are reviewed annually. Changes in estimates are accounted for prospectively. The depreciation rates for the major asset categories are as follows:

Land	Not depreciated
Buildings	Straight-line basis over 10-25 years
Plant and equipment	Units-of-production basis (1)
Mining Equipment(2)	Straight-line basis over 5-20 years
Light vehicles and other mobile equipment	Straight-line basis over 2-5 years
Furniture, computer and office equipment	Straight-line basis over 2-3 years
(1) Assets depreciated using the unit-of-production method are amortized over the shorter of the estimated units of production expected to be generated by the asset or the life-of-mine production based on proven and probable mineral reserves.
(2) Where appropriate, the Company may designate certain equipment as depreciable on a units-of-production basis.

Mineral properties

Mineral properties consist of the costs of acquiring and developing mineral properties. Once in production, mineral properties are amortized on a units-of-production basis over the component of the ore body to which the capitalized costs relate. Mineral property development costs include stripping costs incurred to provide initial access to the ore body; stripping costs incurred during production that generate a future economic benefit by increasing the productive capacity, extending the productive life of the mine, or allowing access to a mineable reserve; capitalized project development costs; and capitalized interest. During production, stripping costs are capitalized on a pit-by-pit basis where actual stripping activity exceeds the planned strip ratio, with the excess costs deferred and amortized over the economically recoverable reserves, while stripping costs incurred at or below the planned strip ratio are recognized as part of the cost of mining the ore.

Property acquisition costs arise either from an individual asset purchase or as part of a business combination and may represent a combination of proven and probable reserves, resources, or future exploration potential. When such property moves into development, the property acquisition cost asset is transferred to mineral properties within property, plant, and equipment.

Construction in progress

Construction in progress includes the purchase price and any costs directly attributable to bringing the asset to the location and condition necessary for its intended use. It also includes advances on long-lead items. Construction in progress is not depreciated. Once the asset is complete and available for use, the costs of construction are transferred to the appropriate category of property, plant and equipment, and depreciation commences.

Capitalized interest

Interest is capitalized for qualifying assets. Qualifying assets are those that require a substantial period of time to prepare for their intended use. Capitalization ceases when the asset is substantially complete or if construction is interrupted for an extended period.

When the funds used to finance a project form part of general borrowings, the amount capitalized is calculated using a weighted average of rates applicable to the Company's relevant general borrowings during the period.

Leased assets and liabilities

The Company assesses whether a contract is a lease or contains a lease at the inception of the contract. The Company recognizes a right-of-use asset ("ROU asset") and a corresponding lease liability with respect to all lease arrangements in which it is the lessee at the commencement of the lease, except for short-term and low-value leases, which are expensed as costs are incurred.

ROU assets are initially measured based on the present value of all lease payments, including lease payments made at or before the commencement date, and any initial direct costs. It is subsequently measured at cost less accumulated depreciation and impairment losses. The ROU asset is depreciated over the shorter of the lease term or the useful life of the underlying asset and is subject to testing for impairment if there is an indicator of impairment.

The lease liability is initially measured at the present value of lease payments that are not paid at the commencement date, discounted using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate. Lease payments include fixed payments, less any lease incentives and any variable lease payments where variability depends on an index or rate. When the lease contains an extension or purchase option that the Company considers reasonably certain to be exercised, the term and related payments are included in determining the ROU asset and associated lease liability.

Impairment

The carrying amounts of the Company's non-financial assets are reviewed for impairment whenever circumstances suggest that the carrying value may not be recoverable. If such an indication exists, the recoverable amount of the asset is estimated to determine the extent of the impairment, if any. These assessments require the use of estimates and assumptions, such as long-term commodity prices, discount rates, future capital requirements, exploration potential, and operating performance.

The recoverable amount of an asset or cash-generating unit ("CGU") is the higher of fair value less costs of disposal and value in use. Fair value is determined as the amount that would be obtained from the sale of the asset in an arm's-length transaction between knowledgeable and willing parties. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows largely independent of the cash flows of other assets or CGUs. If the recoverable amount of an asset or its related CGU is estimated to be less than its carrying amount, the carrying amount of the asset or CGU is reduced to its recoverable amount, and the impairment loss is recognized in profit or loss for the period. Where an impairment loss subsequently reverses, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, but not to an amount that exceeds the carrying amount that would have been determined had no impairment loss been recognized for the asset or CGU in prior years. A reversal of an impairment loss is recognized immediately in profit or loss. The carrying amount of the CGU to which goodwill has been allocated is tested annually for impairment, or when there is an indication that the goodwill may be impaired. Any goodwill impairment is recognized as an expense in profit or loss. If there is a recovery in the value of a CGU, any impairment of goodwill previously recorded is not subsequently reversed.

Income taxes [Policy Text Block]

(i) Income taxes

Income tax on earnings for the periods presented comprises current and deferred tax. Income tax is recognized in earnings, except to the extent that it relates to items recognized directly in equity or other comprehensive income. Income tax is calculated using tax rates that are enacted or substantively enacted at the reporting date, applicable to the period of expected realization or settlement. The Company's mining taxes, including British Columbia Mineral Tax, are accounted for as income taxes as they are calculated based on a measure of taxable profit.

Current tax expense is the expected tax payable on taxable income for the year, adjusted for amendments to tax payable related to previous years.

Deferred tax is determined using the balance sheet liability method, which provides for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax bases. The following temporary differences are not provided for: the initial recognition of assets or liabilities acquired (other than in a business combination) that affect neither accounting nor taxable profit on acquisition; and differences related to investments in subsidiaries, associates, and joint ventures, to the extent that they are not expected to reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amounts of assets and liabilities. A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Share-based compensation [Policy Text Block]

(j) Share-based compensation

The fair-value method is used for the Company's share-based payment transactions. Under this method, the cost of share options and equity-settled performance share units is recorded based on their estimated fair value at the grant date, including an estimate of the forfeiture rate. The fair value of the share options and equity -settled performance share units is expensed on a graded amortization basis over the vesting period of the awards, with a corresponding increase in equity. Share-based compensation expense related to cash-settled awards, including deferred share units, is recognized based on the quoted market value of the Company's common shares on the date of grant. The related liability is re-measured to fair value each reporting period to reflect changes in the market value of the Company's common shares, with changes in fair value recorded in profit or loss.

Provisions for environmental rehabilitation ("PER") [Policy Text Block]

(k) Provisions for environmental rehabilitation ("PER")

The Company records the present value of estimated costs for legal and constructive obligations required to retire an asset in the period in which the obligation occurs. Environmental rehabilitation activities include facility decommissioning and dismantling, removal and treatment of waste materials (including water treatment), site and land rehabilitation (including compliance with and monitoring of environmental regulations), and other related costs necessary to perform this work or operate equipment designed to reduce or eliminate environmental effects.

The PER is adjusted each period for new disturbances, changes in regulatory requirements, the estimated amount of future cash flows required to settle the liability, the timing of such cash flows, and the risk-free discount rate specific to the timing of the cash flows. The unwinding of the discount is recognized in profit or loss as accretion expense. When a PER is initially recognized, the corresponding cost is capitalized within property, plant and equipment, increasing the carrying amount of the related asset, and amortized to profit or loss on a unit-of-production basis. Costs are capitalized only to the extent that the amount meets the definition of an asset and represents future economic benefits to the operation.

Earnings (loss) per share [Policy Text Block]

(l) Earnings (loss) per share

The Company calculates basic and diluted earnings (loss) per share for its common shares by dividing the earnings (loss) attributable to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated by adjusting the earnings attributable to common shareholders and the weighted average number of shares outstanding for the effects of all dilutive potential common shares, such as warrants and share options. No dilution is recognized when the Company reports a loss.

Interests in joint arrangements [Policy Text Block]

(m) Interests in joint arrangements

IFRS Accounting Standards defines a joint arrangement is one over which two or more parties have joint control, which is the contractually agreed sharing of control over an arrangement. This exists only when the decisions about the relevant activities (being those that significantly affect the returns of the arrangement) require the unanimous consent of the parties sharing control.

A joint operation is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets and obligations for the liabilities, relating to the arrangement.

Business combinations and goodwill [Policy Text Block]

(n) Business combinations and goodwill

The Company applies the acquisition method in accounting for business combinations. The consideration transferred to obtain control of a subsidiary is measured as the aggregate of the acquisition-date fair values of assets transferred, liabilities incurred, and equity interests issued by the Company, including the fair value of any asset or liability arising from contingent consideration arrangements. Acquisition-related costs are expensed as incurred.

Identifiable assets acquired and liabilities assumed in a business combination are recognized at their estimated fair values at the acquisition date.

Goodwill is recognized after the separate recognition of identifiable intangible assets and is measured as the excess of (i) the aggregate of the fair value of consideration transferred, the recognized amount of any non-controlling interest in the acquiree, and the acquisition-date fair value of any previously held equity interest in the acquiree, over (ii) the fair value of the identifiable net assets acquired. If the fair value of identifiable net assets acquired exceeds the aggregate consideration transferred, the resulting gain is recognized immediately in profit or loss.

Areas of judgment and estimation uncertainty [Policy Text Block]

2.3 Areas of judgment and estimation uncertainty

The preparation of these consolidated financial statements requires management to make judgments in applying the accounting policies of the Company. The judgments that management consider to have the most significant effect on the amounts recognized in our consolidated financial statements are outlined below.

In addition, management makes assumptions about the future in deriving estimates used in preparing our consolidated financial statements. We have outlined information below about assumptions and other sources of estimation uncertainty as at December 31, 2025, that have a risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next year.

(a) Areas of accounting policy judgment

Partial disposal of the New Prosperity project

On June 5, 2025, the Company entered into a transaction with the Tsilhqot'in Nation and the Province of British Columbia (the "Province"), which involved the disposition of 22.5% of the common shares in 1280860 B.C. Ltd. ("1280860") (the "New Prosperity Transaction"), the entity which owns the New Prosperity Project as further described in Note 22.

The Company concluded it retains control of 1280860 under IFRS 10, Consolidated Financial Statements, as it retains the ability to direct the business activities that most significantly affect economic returns, including over strategy, budgeting, financing, performing technical and economic studies, and key personnel decisions as they relate to the advancement of the New Prosperity Project. The Tsilhqot'in Nation's consent rights are viewed by management as protective in nature, consistent with those held by a governing regulatory body.

Acquisition of Cariboo and consolidation of Gibraltar

Judgment was required in determining the accounting consequences of the Company's staged acquisition of Cariboo, which resulted in the Company obtaining an additional indirect interest in the Gibraltar mine.

Prior to completion of the two transactions, Gibraltar was accounted for as a joint operation in accordance with IFRS 11, Joint Arrangements, with the Company recognizing its proportionate share of the joint operation's assets, liabilities, revenues, and expenses.

Following the acquisition of the last remaining indirect interest in Gibraltar through Cariboo from Dowa Metals & Mining Co. Ltd. ("Dowa") and Furukawa Co. Ltd. ("Furukawa"), management concluded that the Company obtained control of Gibraltar in accordance with IFRS 10, as the Company obtained the ability to direct activities that most significantly affect economic returns. As a result, Gibraltar ceased to be accounted for as a joint operation and was consolidated from the acquisition date of March 25, 2024.

Management further determined that the transaction represented a business combination under IFRS 3, Business Combinations. Accordingly, the Company was required to remeasure its previously held interest in Gibraltar at fair value and recognize all identifiable assets acquired and liabilities assumed at their acquisition-date fair values, with the resulting difference recognized in profit or loss.

This judgment affected the accounting treatment of the transaction, including the recognition of a bargain purchase gain arising on acquisition.

(b) Areas of estimation uncertainty

Mineral reserve estimates

Estimates of mineral reserves and the related life-of-mine plans are a key assumption underlying the valuation and accounting for the Company's mining assets and certain of its liabilities. Mineral reserve estimates are prepared by or under the supervision of appropriately qualified persons in accordance with applicable disclosure standards. These estimates are subject to revision as additional information becomes available from drilling, operational experience and changes in economic conditions.

At Gibraltar, mineral reserve estimates underpin long-term mine planning and expected production and recoveries from sulphide and oxide ore, and are used in determining depreciation and depletion of mineral properties, accounting for capitalized stripping costs, and forecasting the timing of closure and reclamation obligations. Over an extended time horizon, changes in reserve estimates or related operating assumptions may therefore impact expected production volumes and mine life, resulting in changes to depreciation and depletion expense, asset carrying values, capitalized stripping assets and rehabilitation provisions.

A critical input in the valuation of the financial liabilities related to Florence Copper is the estimate of Florence Copper's mineral reserves, and the duration and sustainability of forecast copper production volumes. Mineral reserves are estimated based on information compiled by appropriately qualified persons, incorporating assumptions derived from drilling results and metallurgical testing to determine expected wellfield performance. Revisions to reserve estimates, recovery performance, or the ramp up of production ramp-up and future operating performance may materially affect the fair value measurement of the Florence Copper Stream and Florence Royalty Obligation.

Fair value of the Florence Copper Stream

The fair value measurement of the Florence Copper Stream entered into with Mitsui & Co. (U.S.A.) Inc. ("Mitsui"),  requires the use of significant estimates and assumptions at each reporting date. Because the arrangement's value is driven by forecast copper production, copper price expectations and the value of the project over the life of the Florence Copper operation, its measurement is sensitive to long-term operating and market assumptions used in the valuation model.

Fair value is determined using discounted cash flow and simulation techniques that estimate forecast copper production volumes and related settlement cash flows over the expected production life of the project. These valuation techniques incorporate assumptions regarding forecast copper production volumes from the estimated reserves, forward-looking copper price assumptions based on observable market information and longer-term price expectations, price volatility, and discount rate and the implied value of the project reflecting market participant assumptions. The valuation further incorporates assumptions regarding potential future outcomes associated with contractual features that may affect the duration or settlement of the arrangement. Changes in copper price outlook or price volatility assumptions may also result in material changes in valuation.

Cariboo consideration payable

The acquisitions that increased the Company's ownership interest in Gibraltar gave rise to deferred and contingent consideration arrangements payable to prior owners of Cariboo. The amounts and timing of payments under these arrangements depend on future copper prices, Gibraltar operating and financial performance, and contractual repayment mechanisms extending over multiple years.

Measurement of these liabilities requires management to estimate future cash payments based on assumptions regarding future copper price expectations and Gibraltar's forecast production and cash flow generation, which influence both the level and timing of repayments.

Because future payments vary with copper price outcomes and operating expectations and results, changes in copper price expectations, production forecasts, or discount rate assumptions may result in material changes in the carrying amounts of these liabilities and corresponding gains or losses recognized in profit or loss in future periods, including within the next financial year.

Provisions for environmental rehabilitation

The measurement of environmental rehabilitation provisions requires significant estimates regarding the amount and timing of future expenditures necessary to reclaim and close mining and processing operations. These obligations are inherently sensitive to long-term closure cost assumptions used in the valuation.

Key estimates include the expected timing and scope of closure activities, cost assumptions underlying approved reclamation plans, long-term inflation assumptions applied to forecast future expenditures, and discount rates used to determine present values. These assumptions are influenced by regulatory requirements, technical closure methodologies, and site-specific operating conditions.

Provisions are reviewed regularly and adjusted as updated technical and operating information becomes available, which may result in changes to both the estimated amount and timing of future rehabilitation cash flows. Actual rehabilitation expenditures will ultimately depend on the cost of decommissioning and reclamation work at the time such activities are undertaken.

Because a significant portion of expected closure expenditures occur far in the future, even small changes in assumptions regarding inflation and discount rates may result in material changes to the recognized liability and the related asset balances capitalized within mineral properties.

New accounting standards issued but not yet effective [Policy Text Block]

2.4 New accounting standards issued but not yet effective

The following standards and amendments have been issued by the IASB and are not yet effective for the current period:

• Amendments to the Classification and Measurement of Financial Instruments (IFRS 9 and IFRS 7), with mandatory retrospective application for annual reporting periods beginning on or after January 1, 2026. These amendments clarify, among other matters, the recognition and derecognition date of certain financial assets and liabilities, including guidance on the settlement of financial liabilities through electronic payment systems, and the assessment of contractual cash flow characteristics in determining whether financial assets meet the solely payments of principal and interest ("SPPI") criterion, including for financial assets with environmental, social, and governance ("ESG")-linked or other contingent features. The amendments permit an accounting policy election to derecognize financial liabilities settled through electronic payment systems prior to settlement date when specified criteria are met, which the Company intends to apply. The amendments also introduce enhanced disclosure requirements for equity instruments designated at fair value through other comprehensive income and for financial instruments with contingent features. The Company has assessed these amendments and concluded that they are not expected to have a material impact on its consolidated financial statements.

• IFRS 18, Presentation and Disclosure in Financial Statements, with mandatory retrospective application for annual reporting periods beginning on or after January 1, 2027. IFRS 18 replaces IAS 1 and introduces a revised structure for the statement of profit or loss, requiring income and expenses to be classified into defined operating, investing, and financing categories, and the presentation of prescribed subtotals, including operating profit. For a mining issuer, adoption of IFRS 18 may affect the presentation and classification of certain items within the statement of comprehensive income (loss), including, but not limited to, finance costs, fair value movements on derivative instruments and contingent consideration arrangements, and other items currently presented outside of operating results. IFRS 18 also introduces enhanced disaggregation requirements and new disclosure requirements for management-defined performance measures ("MPMs"), including reconciliations to IFRS-defined subtotals, which may affect how the Company presents and explains key performance measures commonly used in the mining industry. Management is continuing to assess which performance measures will qualify as MPMs under IFRS 18 and the related disclosure requirements, including the level of disaggregation and reconciliation to IFRS-defined subtotals that will be required. While IFRS 18 does not affect the recognition or measurement of the Company's assets, liabilities, income, or expenses, its adoption may result in changes to the presentation of the consolidated statements of comprehensive income (loss) and to the nature and extent of related disclosures. The Company continues to assess the detailed presentation and disclosure impacts of IFRS 18 on its consolidated financial statements.

The Company has not early adopted any of these standards or amendments in the current period.